Investment in Weibo	12 Months Ended
Dec. 31, 2014
Investment in Weibo
Investment in Weibo

7. Investment in Weibo

On April 29, 2013 (the “Transaction Date”), a wholly owned subsidiary of Alibaba Group Holding Limited (“Alibaba”) invested $585.8 million to purchase 30.0 million of preferred shares and 4.8 million of ordinary shares of Weibo, representing an ownership interest of 18% on a fully diluted basis. The Company, through its subsidiary, also granted an option to Alibaba to enable it to purchase additional ordinary shares of Weibo to increase its ownership up to 30% on a fully-diluted basis.

In April 2014, the Company’s subsidiary Weibo completed its initial public offering (the “IPO”) with the new issuance of 19,320,000 Class A ordinary shares. Immediately prior to the completion of the IPO, all the ordinary shares held by the Company was converted into an equal number of the Class B ordinary shares, and all the ordinary shares held by other shareholders was converted into an equal number of the Class A ordinary shares, and all of its outstanding preferred shares were automatically converted into 30,046,154 Class A ordinary shares. The call option held by a subsidiary of Alibaba Group was exercised to purchase 29,990,778 Class A ordinary shares from the Company and Weibo.

Subsequent to Weibo’s initial public offering, as Weibo’s controlling shareholder, the Company continues to consolidate Weibo but recognizes non-controlling interests reflecting the shares held by the shareholders other than SINA, including Alibaba, which is the second largest shareholder.

Preferred Shares

As of the Transaction Date, the fair value of preferred shares was $481.0 million. The Company determined that both redemption and conversion features did not meet the criteria under ASC 815 for bifurcation and, therefore, were not accounted for as an embedded derivative. No beneficial conversion feature charge was recognized for the issuance of preferred shares as the estimated fair value of the ordinary shares was equal to or less than the conversion price on the date of issuance. Due to the liquidation event not considered probable as of the balance sheet dates, no accretion was recorded to adjust the carrying amount of the preferred shares.

All of the preferred shares were converted to ordinary shares upon the completion of Weibo’s IPO on April 17, 2014. Immediately prior to the IPO, Weibo’s preference shares comprised the following:

Issuance Date	Shares outstanding	Carrying Amount
		(in thousands)
April 29, 2013	30,046,154	$479,612

Prior to their automatic conversion to ordinary share upon the Weibo’s initial public offering on April 17, 2014, the preference shares were entitled to certain preferences with respect to conversion, redemption, dividends and liquidation. The holders of preference shares were entitled to vote together with the holders of ordinary shares, and not as a separate class, on all matters submitted to a vote of the shareholders of Weibo, on an as-if-converted basis.

Ordinary shares

The ordinary shares held by Alibaba were recognized as non-controlling interests and classified under permanent equity in the Company’s consolidated balance sheets at an initial fair value of $54.2 million as of the Transaction Date, which were purchased by Alibaba directly from the employees’ ordinary shares or Weibo, which repurchased vested employee options. In order to facilitate the transaction, Weibo issued its ordinary shares to Alibaba on the Transaction Date and then repurchased the 3.5 million vested options from employees subsequent to the Transaction Date. The consideration for both the ordinary shares and vested options were paid to Weibo first and then paid/to be paid to the employees subsequently. The employees sold their shares and vested options above the current fair value and the difference between the proceeds received by the employees and the fair value of the shares or vested options sold was considered to be compensation for their past services in accordance with ASC 718-20. Therefore, a stock-based compensation of $27.1 million was recorded for the year ended December 31, 2013.  As of December 31, 2014, most of consideration for the ordinary shares and vested options had been paid and the remaining balance was included in accrued liabilities.

On March 28, 2014, shareholders of Weibo adopted the second amended and restated memorandum and articles of association, which became effective immediately prior to Weibo’s IPO on April 17, 2014. The second amended and restated memorandum and articles of association include a dual-class voting structure, whereby Class A ordinary shares are entitled to one vote per share and Class B ordinary shares, which the Company holds, are entitled to three votes per share. Furthermore, each Class B ordinary share could converted into one Class A ordinary share at any time, while the Class A ordinary share is not convertible into Class B ordinary share. Upon the IPO date, Weibo issued 19,320,000 Class A ordinary shares, of which 6,000,000 Class A ordinary shares were allotted to Ali WB, with a proceeds of $301.3 million net of underwriting commissions and offering expenses. Concurrently with the IPO, Ali WB acquired an additional 2,923,478 Class A ordinary shares of Weibo in a private placement and 21,067,300 Class A ordinary shares from us. As of December 31, 2014, the outstanding Class A and Class B ordinary shares represent 43.0% and 57.0% of Weibo’s total share ownership, respectively.

Option Liability

On the Transaction Date, the Company, through its subsidiary, granted an option to Alibaba to enable it to purchase additional ordinary shares and increase its ownership in Weibo up to 30% on a fully-diluted basis. The call option shall expire immediately upon the earlier of the consummation of (i) any sale of shares by Alibaba of more than 25%, determined in the aggregate with all prior sales, of the acquired shares and (ii) the full exercise of the call option. Alibaba has the right to exercise the option, in whole or in part, at any time, commencing on the Transaction Date and ending on the consummation of a qualified IPO of Weibo. The exercise price of the option shall be equal to the lower of (i) an amount that represents a 15% discount to the IPO offering price per ordinary share in a qualified IPO offering and (ii) a price per ordinary share that implies an equity valuation (exclusive of the purchase price to be paid by Alibaba for these ordinary shares) of $5.5 billion for Weibo on a fully diluted basis.

In accordance with US GAAP, the option is deemed legally detachable and separately exercisable from the preferred and ordinary shares and, thus, accounted for as a freestanding instrument. As the strike price of the call option may be adjusted by the occurrence of a qualified IPO of Weibo, if any, it is not considered indexed to Weibo’s own stock. Accordingly, the call option was recorded as an investor option liability valued at $50.6 million in the consolidated balance sheets as of the Transaction Date and is marked to market each reporting period. For the year ended December 31, 2013 and 2014, $21.1 million of income and $47.0 million of losses was recognized based on a subsequent change in fair value in the Company’s consolidated statements of income and comprehensive income, respectively.

The Company used the income approach to derive the fair values of the preferred shares and ordinary shares granted to Alibaba as of the Transaction Date. When using the income approach, the Company applied the discounted cash flow analysis based on the Company’s projected cash flow using management’s best estimate as of the Transaction Date. Determination of the estimated fair values requires complex and subjective judgments due to Weibo’s limited financial and operating history, unique business risks and limited public information on companies in China similar to the business of Weibo. The Company utilized the Binominal option pricing model to determine the fair value of the option liability, which was measured using significant unobservable input (level 3) and required an assessment of probability for each exercise scenario. These assumptions are subjective and have inherent uncertainties. Changes in these estimates and assumptions could materially impact our financial position and results of operations.

Immediately prior to the exercise of the option, the fair value of the investor option liability was approximately $76.5 million, with $47.0 million of losses recognized in the Company’s consolidated statements of income and comprehensive income. Alibaba fully exercised its option to increase its ownership in Weibo to 30% on a fully diluted basis upon the IPO, and acquired 29,990,778 Class A ordinary shares. Among the acquired shares by Alibaba, 23,990,778 shares were purchased from the Company at a price representing 15% discount to the IPO price, and 6,000,000 shares were purchased from Weibo in the public offering at the IPO price. The discount of US$ 61.2 million borne by the Company on behalf of Weibo were considered as a deemed contribution to Weibo. As the Alibaba’s decision to waive the discount for the newly issued 6,000,000 Class A ordinary shares was motivated by its position as principle shareholder of Weibo, the discount of US$15.3 million was also considered as a deemed contribution to Weibo.

Share Ownership

As of December 31, 2014, the share ownership of Weibo was as follows:

Shareholder Name	Shares Type	Ownership Percentage
SINA	Class B Ordinary shares	57.0%
Alibaba	Class A Ordinary shares	31.9%
Others	Class A Ordinary shares	11.1%
Total		100.0%

The Company has been the controlling shareholder of Weibo from inception and has consolidated Weibo’s financial results for the periods presented.

Amount due from Weibo

During 2013, the Company restructured its social media business to accommodate an investment in Weibo. As part of the restructuring, the Company transferred to Weibo certain assets and liabilities associated with the Weibo business. Weibo was made liable for a $250.0 million loan payable to SINA as of April 29, 2013, plus applicable interest payments and any additional outlay subsequent to the Transaction Date. The loan interest was calculated based on actual spending incurred by the Company for the development of Weibo business at each period end at prevailing market interest rate by reference to the three month fixed-deposit rate of The People’s Bank of China, which ranged from 2.55% to 3.05%. The loans are repayable upon demand by SINA, but there is an understanding between the Company and Weibo that the loans would be repaid upon the completion of the initial public offering of Weibo. There is no written loan agreement signed between the Company and Weibo and the loan, along with other inter-company transactions, were eliminated in the consolidated financial statements.

The outstanding loan balance due from Weibo has been settled after Weibo’s IPO with the proceeds raised. The balance of $1.7 million amount due from Weibo as of December 31, 2014 represented the unpaid amount in relation to the allocated expenses from the Company to Weibo.

Strategic Alliance

On April 29, 2013, affiliated entities of the Company, including a PRC subsidiary of Weibo, formed a strategic alliance with affiliated entities of Alibaba, a related party, to jointly explore social commerce and develop marketing solutions to enable merchants on Alibaba e-commerce platforms to better connect and build relationships with Weibo’s users. Prior to the strategic alliance, Alibaba purchased advertising from the Company and continued to do so subsequently. For 2013, the Company recorded $69.1 million in advertising and marketing revenues from Alibaba under the strategic alliance, which included $49.1 million recognized by Weibo. For 2014, The Company recognized approximately $126.0 million in advertising and marketing revenues from Alibaba under the strategic alliance, including $107.6 million attributed to Weibo. These amounts are included in related party revenue due to Alibaba’s significant ownership interest in Weibo.